SCHEDULE OF OTHER INCOME (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Imputed interest income	$ 4,193	$ 4,150	$ 5,716
Bank interest income	87,749	2,685	569
Waive of trade payables and accrued expense	132,285		226,000
Waive of interests payables on other loans	6,505,995
Loss on extinguishment of financial liabilities	(12,433,451)
Insurance claims		336,867
Gain on early termination of lease			14,882
Sundry income		36,000
Total	$ (5,703,229)	$ 379,702	$ 247,167